Segmented information (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2025 USD ($) Segment	Apr. 30, 2024 USD ($)	Jul. 31, 2024 USD ($) Segment
Segment Reporting Information [Abstract]
Number of operating segments			1
Number of reportable segments			1
Revenues | $	$ 10,164	$ 0	$ 10,164	$ 0
Reportable Segment [Member]
Segment Reporting Information [Abstract]
Revenues | $			$ 0
DevvStream Holdings, Inc. [Member]
Segment Reporting Information [Abstract]
Number of operating segments					1
Number of reportable segments					1
DevvStream Holdings, Inc. [Member] | Reportable Segment [Member]
Segment Reporting Information [Abstract]
Revenues | $					$ 0